Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments

Associated with the adoption of Topic 842, all operating leases were recognized on the Consolidated Balance Sheet. Accordingly, operating leases are not included in the commitments table below. The table below is the non-lease operating cost components associated with the costs of the building lease. See Notes 2 and 13 for additional disclosures on leases.

For the fiscal period ending December 31,	Office Premises
2020	$222,069
2021	222,501
2022	222,501
2023	222,501
2024	222,501
1,112,073
2025	166,876
1,278,949